Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangible Assets [Abstract]
Changes in Goodwill [text block table]

Goodwill allocated to cash-generating units

in € m.	Investment Bank	Corporate Bank	Asset Manage- ment	Wealth Manage- ment	Private Bank (excl. WM)	Others	Total
Balance as of January 1, 2018	0	471	2,768	541	0	1	3,782
Goodwill acquired during the year	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	0	0
Reclassification from (to) "held for sale"	0	0	0	(4)	0	0	(4)
Goodwill related to dispositions without being classified as "held for sale"	0	0	0	0	0	0	0
Impairment losses[1]	0	0	0	0	0	0	0
Exchange rate changes/other	0	18	74	5	0	0	98
Balance as of December 31, 2018	0	489	2,843	543	0	1	3,876
Gross amount of goodwill	3,833	595	3,314	543	3,162	1	11,449
Accumulated impairment losses	(3,833)	(106)	(471)	0	(3,162)	0	(7,573)
Balance as of January 1, 2019	0	489	2,843	543	0	1	3,876
Goodwill acquired during the year	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	0	0
Reclassification from (to) "held for sale"	0	0	0	0	0	0	0
Goodwill related to dispositions without being classified as "held for sale"	0	0	0	0	0	(1)	(1)
Impairment losses[1]	0	(491)	0	(545)	0	0	(1,035)
Exchange rate changes/other	0	2	38	2	0	0	42
Balance as of December 31, 2019	0	0	2,881	0	0	0	2,881
Gross amount of goodwill	3,915	603	3,371	555	3,162	0	11,607
Accumulated impairment losses	(3,915)	(603)	(490)	(555)	(3,162)	0	(8,726)

[1]Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.

Primary Cash-Generating Units [text block table]
	Discount rate (post-tax)
	2019	2018
Global Transaction Banking & Corporate Finance	8.6%	8.8%
Wealth Management	8.4%	9.0%

Useful Lives of Other Amortized Intangible Assets by Asset Class [text block table]

Useful lives of other amortized intangible assets by asset class

Useful lives in years
Internally generated intangible assets:
Software	up to 10
Purchased intangible assets:
Customer-related intangible assets	up to 20
Other	up to 80

Other Intangible Assets

Changes of other intangible assets by asset classes for the years ended December 31, 2019 and December 31, 2018

	Purchased intangible assets							Internally generated intangible assets	Total other intangible assets
	Unamortized			Amortized				Amortized
in € m.	Retail investment management agreements	Other	Total unamortized purchased intangible assets	Customer- related intangible assets	Contract- based intangible assets	Software and other	Total amortized purchased intangible assets	Software
Cost of acquisition/ manufacture:
Balance as of January 1, 2018	963	440	1,402	1,364	70	901	2,335	7,024	10,761
Additions	0	0	0	12	0	44	56	1,242	1,298
Changes in the group of consolidated companies	0	0	0	0	0	(0)	(0)	(0)	(0)
Disposals	0	0	0	0	0	126	126	725	851
Reclassifications from (to) "held for sale"	0	0	0	0	0	(7)	(7)	(20)	(27)
Transfers	0	2	2	(3)	0	(213)	(215)	190	(24)
Exchange rate changes	48	0	48	10	0	5	15	102	165
Balance as of December 31, 2018	1,010	441	1,451	1,384	70	603	2,058	7,814	11,322
Additions	0	0	0	9	0	34	43	997	1,040
Changes in the group of consolidated companies	0	0	0	0	0	(0)	(0)	0	(0)
Disposals	0	0	0	0	0	40	40	1,295	1,335
Reclassifications from (to) "held for sale"	0	0	0	0	0	(0)	(0)	(21)	(22)
Transfers	0	0	0	(1)	0	28	27	(29)	(2)
Exchange rate changes	20	0	20	11	0	(0)	11	47	79
Balance as of December 31, 2019	1,030	441	1,472	1,403	70	625	2,098	7,512	11,082
Accumulated amortization and impairment:
Balance as of January 1, 2018	243	439	682	1,321	69	718	2,108	2,914	5,704
Amortization for the year	0	0	0	21	1	40	61	1,034	1,095[1]
Changes in the group of consolidated companies	0	0	0	0	0	(0)	(0)	0	(0)
Disposals	0	0	0	0	0	125	125	724	850
Reclassifications from (to) "held for sale"	0	0	0	0	0	(7)	(7)	(20)	(27)
Impairment losses	0	0	0	0	0	0	0	42	42[2]
Reversals of impairment losses	0	0	0	0	0	0	0	0	0
Transfers	0	0	0	6	0	(136)	(129)	139	10
Exchange rate changes	12	0	12	10	0	5	14	57	83
Balance as of December 31, 2018	255	439	694	1,358	70	494	1,922	3,442	6,057
Amortization for the year	0	0	0	13	0	38	51	1,205	1,256[3]
Changes in the group of consolidated companies	0	0	0	0	0	(0)	(0)	0	(0)
Disposals	0	0	0	0	0	40	40	1,291	1,330
Reclassifications from (to) "held for sale"	0	0	0	0	0	(0)	(0)	(15)	(16)
Impairment losses	0	0	0	2	0	6	8	931	939[4]
Reversals of impairment losses	0	0	0	0	0	0	0	0	0
Transfers	0	1	1	0	0	29	29	(38)	(8)
Exchange rate changes	5	(0)	5	11	0	1	12	20	37
Balance as of December 31, 2019	260	440	700	1,384	70	528	1,982	4,254	6,935
Carrying amount:
As of December 31, 2018	755	2	757	26	0	109	136	4,372	5,265
As of December 31, 2019	770	1	772	20	0	97	116	3,259	4,147

[1]€ 1.1 billion were included in general and administrative expenses.

[2]€ 42 million were related to the impairment of self-developed software, recorded in general and administrative expenses.

[3]€ 1.3 billion were included in general and administrative expenses.

[4]€ 939 million were comprised of impairments of purchased (€ 6 million) and self-developed software (€ 931 million), both recorded in general and administrative expenses, and € 2 million referring to the impairment of an amortizing customer-related intangible asset which is included under impairment of goodwill and other intangible asset.

Critical Values [text block table]

Change in certain key assumptions to cause the recoverable amount to equal the carrying amount

Change in Key Assumptions	AM
Discount rate (post tax) increase
from	9.6%
to	9.7%
Change in projected future earnings in each period by	(1.3) %
Long term growth rate
from	1.2%
to	1.0%